CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
CONSOLIDATED STATEMENTS OF OPERATIONS [Abstract]
Revenues	$ 51,517	$ 77,697	$ 88,591
Cost of revenues	31,059	44,163	49,089
Gross profit	20,458	33,534	39,502
Operating expenses:
Research and development, net	4,409	4,041	3,898
Selling and marketing	12,781	16,528	19,415
General and administrative	7,787	7,408	8,682
Other income (Note 11f)			(2,304)
Total operating expenses	24,977	27,977	29,691
Operating income (loss)	(4,519)	5,557	9,811
Financial expenses (income), net (Note 17)	(59)	472	(756)
Income (loss) before income taxes	(4,460)	5,085	10,567
Income taxes (Note 14)	69	991	723
Net income (loss)	(4,529)	4,094	9,844
Less - loss attributable to non-controlling interests	66
Net income (loss) attributable to Magal shareholders'	$ (4,463)	$ 4,094	$ 9,844
Basic and diluted income (loss) per share (Note 13)	$ (0.28)	$ 0.26	$ 0.78